Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,267,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,798.88
Total Offset Amount	0.00
Net Fee	$ 2,798.88